35. Management remuneration	12 Months Ended
Dec. 31, 2020
Management Remuneration [Abstract]
Management remuneration
35.	Management remuneration

The key management personnel include statutory directors and the Board of Directors. The payment of key management personnel services provided is presented below:

	2020	2019	2018

Short-term benefits	23,949	22,524	23,556
Other long-term benefits (1)	4,544	900	3,351
Share-based payments	6,343	5,379	10,230
	34,836	28,803	37,137
(1)	The variation occurred manly due to the number of eligible employees.